Long-Term Debt - Schedule of Estimated Fair Values of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Less: current maturities	$ (50,137)	$ (322,618)
Long-term debt, less current maturities	1,268,373	930,858
Carrying Amount [Member]
Debt Instrument [Line Items]
NPL credit facility	41,562	16,566
Unamortized discount	(3,195)	(3,360)
Long-term debt, gross	1,318,510	1,253,476
Less: current maturities	(50,137)	(322,618)
Long-term debt, less current maturities	1,268,373	930,858
Carrying Amount [Member] | Bonds [Member]
Debt Instrument [Line Items]
Unsecured debt	491,130	517,695
Carrying Amount [Member] | NPL other debt obligations [Member]
Debt Instrument [Line Items]
NPL other debt obligations	20,721	4,802
Carrying Amount [Member] | Debentures [Member]
Debt Instrument [Line Items]
Unamortized discount	(3,403)	(2,087)
Carrying Amount [Member] | Debentures [Member] | Notes, 7.625%, due 2012 [Member]
Debt Instrument [Line Items]
Notes payable		200,000
Carrying Amount [Member] | Debentures [Member] | Notes, 4.45%, due 2020 [Member]
Debt Instrument [Line Items]
Notes payable	125,000	125,000
Carrying Amount [Member] | Debentures [Member] | Notes, 6.1%, due 2041[Member]
Debt Instrument [Line Items]
Notes payable	125,000	125,000
Carrying Amount [Member] | Debentures [Member] | Notes, 3.875%, due 2022 [Member]
Debt Instrument [Line Items]
Notes payable	250,000
Carrying Amount [Member] | Debentures [Member] | 8% Series, due 2026 [Member]
Debt Instrument [Line Items]
Notes payable	75,000	75,000
Carrying Amount [Member] | Debentures [Member] | Medium-term notes, 7.59% Series, due 2017 [Member]
Debt Instrument [Line Items]
Notes payable	25,000	25,000
Carrying Amount [Member] | Debentures [Member] | Medium-term notes, 7.78% Series, Due 2022 [Member]
Debt Instrument [Line Items]
Notes payable	25,000	25,000
Carrying Amount [Member] | Debentures [Member] | Medium-term notes, 7.92% Series, Due 2027 [Member]
Debt Instrument [Line Items]
Notes payable	25,000	25,000
Carrying Amount [Member] | Debentures [Member] | Medium-term notes, 6.76% Series, Due 2027 [Member]
Debt Instrument [Line Items]
Notes payable	7,500	7,500
Carrying Amount [Member] | Debentures [Member] | Notes Payable [Member]
Debt Instrument [Line Items]
Notes payable	654,097	605,413
Carrying Amount [Member] | Debentures [Member] | Revolving credit facility and commercial paper [Member]
Debt Instrument [Line Items]
Line of credit facility, fair value	111,000	109,000
Carrying Amount [Member] | Variable-rate bonds [Member] | Tax-exempt Series A, Due 2028 [Member]
Debt Instrument [Line Items]
Unsecured debt	50,000	50,000
Carrying Amount [Member] | Variable-rate bonds [Member] | 2003 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured debt	50,000	50,000
Carrying Amount [Member] | Variable-rate bonds [Member] | 2008 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured debt	50,000	50,000
Carrying Amount [Member] | Variable-rate bonds [Member] | 2009 Series A, due 2039 [Member]
Debt Instrument [Line Items]
Unsecured debt	50,000	50,000
Carrying Amount [Member] | Fixed-rate bonds [Member] | 6.10% 1999 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured debt		12,410
Carrying Amount [Member] | Fixed-rate bonds [Member] | 5.95% 1999 Series C, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured debt		14,320
Carrying Amount [Member] | Fixed-rate bonds [Member] | 5.55% 1999 Series D, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured debt	8,270	8,270
Carrying Amount [Member] | Fixed-rate bonds [Member] | 5.45% 2003 Series C, due 2038 (rate resets in March 2013) [Member]
Debt Instrument [Line Items]
Unsecured debt	30,000	30,000
Carrying Amount [Member] | Fixed-rate bonds [Member] | 5.25% 2003 Series D, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured debt	20,000	20,000
Carrying Amount [Member] | Fixed-rate bonds [Member] | 5.80% 2003 Series E, due 2038 (rate resets in March 2013) [Member]
Debt Instrument [Line Items]
Unsecured debt	15,000	15,000
Carrying Amount [Member] | Fixed-rate bonds [Member] | 5.25% 2004 Series A, due 2034 [Member]
Debt Instrument [Line Items]
Unsecured debt	65,000	65,000
Carrying Amount [Member] | Fixed-rate bonds [Member] | 5.00% 2004 Series B, due 2033 [Member]
Debt Instrument [Line Items]
Unsecured debt	31,200	31,200
Carrying Amount [Member] | Fixed-rate bonds [Member] | 4.85% 2005 Series A, due 2035 [Member]
Debt Instrument [Line Items]
Unsecured debt	100,000	100,000
Carrying Amount [Member] | Fixed-rate bonds [Member] | 4.75% 2006 Series A, due 2036 [Member]
Debt Instrument [Line Items]
Unsecured debt	24,855	24,855
Market Value [Member] | NPL other debt obligations [Member]
Debt Instrument [Line Items]
IDRBs to be redeemed	20,991	4,814
Market Value [Member] | NPL credit facility [Member]
Debt Instrument [Line Items]
NPL credit facility	41,562	16,566
Market Value [Member] | Debentures [Member] | Notes, 7.625%, due 2012 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure		204,312
Market Value [Member] | Debentures [Member] | Notes, 4.45%, due 2020 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	141,771	128,673
Market Value [Member] | Debentures [Member] | Notes, 6.1%, due 2041[Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	165,779	143,074
Market Value [Member] | Debentures [Member] | Notes, 3.875%, due 2022 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	277,950
Market Value [Member] | Debentures [Member] | 8% Series, due 2026 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	111,501	96,340
Market Value [Member] | Debentures [Member] | Medium-term notes, 7.59% Series, due 2017 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	30,710	30,199
Market Value [Member] | Debentures [Member] | Medium-term notes, 7.78% Series, Due 2022 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	34,637	31,932
Market Value [Member] | Debentures [Member] | Medium-term notes, 7.92% Series, Due 2027 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	36,953	31,648
Market Value [Member] | Debentures [Member] | Medium-term notes, 6.76% Series, Due 2027 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	10,058	8,510
Market Value [Member] | Debentures [Member] | Revolving credit facility and commercial paper [Member]
Debt Instrument [Line Items]
Line of credit facility, fair value	111,000	109,000
Market Value [Member] | Variable-rate bonds [Member] | Tax-exempt Series A, Due 2028 [Member]
Debt Instrument [Line Items]
Unsecured Debt Fair Value	50,000	50,000
Market Value [Member] | Variable-rate bonds [Member] | 2003 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured Debt Fair Value	50,000	50,000
Market Value [Member] | Variable-rate bonds [Member] | 2008 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured Debt Fair Value	50,000	50,000
Market Value [Member] | Variable-rate bonds [Member] | 2009 Series A, due 2039 [Member]
Debt Instrument [Line Items]
Unsecured Debt Fair Value	50,000	50,000
Market Value [Member] | Fixed-rate bonds [Member] | 6.10% 1999 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured Debt Fair Value		12,410
Market Value [Member] | Fixed-rate bonds [Member] | 5.95% 1999 Series C, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured Debt Fair Value		14,449
Market Value [Member] | Fixed-rate bonds [Member] | 5.55% 1999 Series D, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured Debt Fair Value	8,375	8,253
Market Value [Member] | Fixed-rate bonds [Member] | 5.45% 2003 Series C, due 2038 (rate resets in March 2013) [Member]
Debt Instrument [Line Items]
Unsecured Debt Fair Value	30,152	31,332
Market Value [Member] | Fixed-rate bonds [Member] | 5.25% 2003 Series D, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured Debt Fair Value	20,571	19,583
Market Value [Member] | Fixed-rate bonds [Member] | 5.80% 2003 Series E, due 2038 (rate resets in March 2013) [Member]
Debt Instrument [Line Items]
Unsecured Debt Fair Value	15,102	15,634
Market Value [Member] | Fixed-rate bonds [Member] | 5.25% 2004 Series A, due 2034 [Member]
Debt Instrument [Line Items]
Unsecured Debt Fair Value	66,955	64,291
Market Value [Member] | Fixed-rate bonds [Member] | 5.00% 2004 Series B, due 2033 [Member]
Debt Instrument [Line Items]
Unsecured Debt Fair Value	31,655	30,283
Market Value [Member] | Fixed-rate bonds [Member] | 4.85% 2005 Series A, due 2035 [Member]
Debt Instrument [Line Items]
Unsecured Debt Fair Value	101,184	94,836
Market Value [Member] | Fixed-rate bonds [Member] | 4.75% 2006 Series A, due 2036 [Member]
Debt Instrument [Line Items]
Unsecured Debt Fair Value	$ 25,189	$ 23,179